Share Capital (Tables)	12 Months Ended
Jan. 31, 2018
Disclosure of classes of share capital [abstract]
Disclosure Of Detailed Information About Share Capital [Text Block]
	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000's	NZ$000's	NZ$000's	NZ$000's
306,028 (2017: 274,839, 2016: 250,000, 2015: 250,000) Ordinary shares	68,727	27,948	3,108	3,108

Disclosure Of Detailed Information About Ordinary Shares Explanatory [Text Block]
		For the 7
	For the Year	Months	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	NZ$000's	NZ$000's	NZ$000's	NZ$000's

At the beginning of the reporting period	27,948	3,108	3,108	3,108
Issuance of new shares	22,990	24,840	-	-
Convertible note maturity	17,789	-	-	-
At the end of the reporting period	68,727	27,948	3,108	3,108

The Company does not have authorised capital or par value in respect of its shares.

	For the Year	For the Year	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	Number	Number	Number	Number
At the beginning of the period	274,839	250,000	250,000	250,000
Shares issued during the period	31,189	24,839	-	-
At the end of the period	306,028	274,839	250,000	250,000

Disclosure Of Detailed Information About Other Equity Explanatory [Text Block]
	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000's	NZ$000's	NZ$000's	NZ$000's

Value of conversion rights - convertible notes	17,789	-	-	-

Disclosure of detailed information about gearing ratio [Text Block]
The gearing ratio is as follows:

		2018	2017	30 June 2016	30 June 2015
	Note	NZ$000's	NZ$000's	NZ$000's	NZ$000's
Total borrowings	16	52,121	68,998	77,593	56,273
Less Cash and cash equivalents	8	(10,739)	(2,644)	(4,193)	(1,246)
Net debt		41,382	66,354	73,400	55,027
Equity		(5,710)	(9,044)	(17,876)	2,839
Total Captial		35,672	57,310	55,524	57,866
Gearing ratio		116%	116%	132%	95%